Submission	Sep. 10, 2025
Submission [Line Items]
Central Index Key	0001691082
Registrant Name	LB PHARMACEUTICALS INC
Registration File Number	333-289812
Form Type	S-1
Submission Type	S-1MEF
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A